CONTRACTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Contracts Receivable [Abstract]
Contracts receivable	$ 16,904,972	$ 12,928,033
Allowance for doubtful accounts	0	0
Contracts receivable, net	$ 16,904,972	$ 12,928,033